PATIENT SERVICE EXPENSE - (Tables)	12 Months Ended
Mar. 31, 2022
PATIENT SERVICE EXPENSE
Schedule of patient service expense

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Personnel costs	8,112,830	1,819,614
Share-based payments (Note 16)	512,956	93,414
Supplies and services	419,481	116,048
Payment provider fees	104,969	19,830
Total patient services expense	9,150,236	2,048,906